UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC. (IGI)

FORM N-Q

AUGUST 31, 2010

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)

August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES — 93.8%
CONSUMER DISCRETIONARY — 9.5%
Hotels, Restaurants & Leisure — 0.8%
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	$1,250,000	$1,343,750
Yum! Brands Inc., Senior Notes	3.875%	11/1/20	390,000	388,993
Total Hotels, Restaurants & Leisure				1,732,743
Household Durables — 0.8%
Fortune Brands Inc., Senior Notes	4.875%	12/1/13	720,000	775,956
Stanley Black & Decker Inc., Senior Notes	5.200%	9/1/40	1,010,000	1,009,243
Total Household Durables				1,785,199
Internet & Catalog Retail — 0.2%
QVC Inc., Senior Secured Notes	7.375%	10/15/20	500,000	510,000	(a)
Leisure Equipment & Products — 0.2%
Hasbro Inc., Senior Notes	6.350%	3/15/40	370,000	385,441
Media — 7.0%
Comcast Corp., Bonds	6.400%	5/15/38	2,500,000	2,849,012
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,707,858
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,250,000	1,309,375
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	1,000,000	1,065,000	(a)
News America Inc., Senior Notes	6.650%	11/15/37	2,400,000	2,789,515
Omnicom Group Inc., Notes	6.250%	7/15/19	1,760,000	2,062,389
Time Warner Cable Inc., Debentures	7.300%	7/1/38	500,000	619,916
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,100,000	1,445,081
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	1,000,000	1,088,750	(a)
WPP Finance UK, Senior Notes	8.000%	9/15/14	1,000,000	1,177,520
Total Media				16,114,416
Textiles, Apparel & Luxury Goods — 0.5%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	1,000,000	1,120,000
TOTAL CONSUMER DISCRETIONARY				21,647,799
CONSUMER STAPLES — 6.2%
Beverages — 1.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	7.750%	1/15/19	1,000,000	1,282,839	(a)
Diageo Capital PLC, Notes	5.750%	10/23/17	1,200,000	1,410,989
Total Beverages				2,693,828
Food & Staples Retailing — 0.8%
CVS Caremark Corp., Senior Notes	6.600%	3/15/19	600,000	721,209
Safeway Inc., Senior Notes	6.250%	3/15/14	875,000	1,009,969
Total Food & Staples Retailing				1,731,178
Food Products — 2.0%
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	1,030,000	1,146,801
Mead Johnson Nutrition Co., Senior Notes	4.900%	11/1/19	1,080,000	1,191,793
Ralcorp Holdings Inc., Senior Secured Notes	4.950%	8/15/20	600,000	633,498
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	1,500,000	1,681,875	(a)
Total Food Products				4,653,967
Tobacco — 2.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,000,000	1,312,651
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	600,000	692,593
Lorillard Tobacco Co., Senior Notes	8.125%	5/1/40	680,000	720,432
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	2,000,000	2,349,490
Total Tobacco				5,075,166
TOTAL CONSUMER STAPLES				14,154,139
ENERGY — 10.2%
Energy Equipment & Services — 0.2%
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	420,000	440,540
Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	600,000	594,982
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	80,000	79,271
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	770,000	669,781

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels — continued
ConocoPhillips, Notes	6.500%	2/1/39	$1,500,000	$1,919,502
DCP Midstream LLC, Senior Notes	9.750%	3/15/19	1,000,000	1,330,444	(a)
Devon Financing Corp. ULC, Debentures	7.875%	9/30/31	1,000,000	1,367,821
Enterprise Products Operating LP, Senior Notes	9.750%	1/31/14	2,000,000	2,453,568
EOG Resources Inc., Senior Notes	6.875%	10/1/18	800,000	1,004,292
Hess Corp., Notes	8.125%	2/15/19	1,400,000	1,827,594
Hess Corp., Notes	7.875%	10/1/29	440,000	570,850
Hess Corp., Senior Bonds	6.000%	1/15/40	520,000	571,791
Kinder Morgan Energy Partners LP, Senior Notes	5.950%	2/15/18	800,000	896,602
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	1,000,000	1,092,483
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	1,109,000	1,194,256
Petroleos Mexicanos, Bonds	5.500%	1/21/21	250,000	262,212	(a)
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	1,000,000	1,155,000
Shell International Finance BV, Senior Notes	3.100%	6/28/15	50,000	52,406
Shell International Finance BV, Senior Notes	6.375%	12/15/38	1,500,000	1,913,106
Statoil ASA, Senior Notes	3.125%	8/17/17	230,000	237,740
TNK-BP Finance SA, Senior Notes	7.500%	3/13/13	870,000	939,600	(a)
Valero Energy Corp., Senior Notes	9.375%	3/15/19	700,000	893,360
Williams Partners LP, Senior Notes	5.250%	3/15/20	460,000	497,466
XTO Energy Inc., Senior Notes	5.750%	12/15/13	500,000	573,793
XTO Energy Inc., Senior Notes	5.500%	6/15/18	780,000	934,197
Total Oil, Gas & Consumable Fuels				23,032,117
TOTAL ENERGY				23,472,657
FINANCIALS — 30.8%
Capital Markets — 7.0%
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	3,070,000	3,727,711
Goldman Sachs Group Inc., Senior Notes	3.700%	8/1/15	570,000	577,680
Goldman Sachs Group Inc., Senior Notes	5.950%	1/18/18	4,250,000	4,608,101
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	500,000	584,020
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	470,000	485,982
Merrill Lynch & Co. Inc., Notes	6.875%	4/25/18	990,000	1,091,141
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	1,750,000	1,925,996
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	1,978,260
Morgan Stanley, Senior Notes	5.500%	7/24/20	200,000	201,876
UBS AG Stamford CT, Senior Notes	4.875%	8/4/20	790,000	823,329
Total Capital Markets				16,004,096
Commercial Banks — 5.5%
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	240,000	246,600	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	250,000	251,875	(a)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	110,000	118,993	(a)
Credit Suisse New York, Senior Notes	5.300%	8/13/19	560,000	616,421
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	1,580,000	1,692,141
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	120,000	120,899
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	740,000	744,414
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	100,000	104,456
Santander US Debt SA Unipersonal, Senior Notes	2.485%	1/18/13	600,000	591,170	(a)
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	700,000	698,801	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	220,000	228,944	(a)
Svenska Handelsbanken AB, Senior Notes	4.875%	6/10/14	2,100,000	2,279,378	(a)
Wachovia Corp., Senior Notes	5.750%	2/1/18	4,400,000	4,978,987
Total Commercial Banks				12,673,079
Consumer Finance — 3.4%
American Express Co., Senior Notes	8.125%	5/20/19	2,760,000	3,557,254
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	1,250,000	1,454,687	(a)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,000,000	1,182,908
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,850,000	1,621,316
Total Consumer Finance				7,816,165

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services — 10.0%
Bank of America Corp., Senior Notes	7.625%	6/1/19	$2,760,000	$3,235,769
Bank of America Corp., Senior Notes	5.625%	7/1/20	240,000	247,718
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	680,000	765,917
Citigroup Inc., Senior Notes	6.000%	12/13/13	550,000	593,807
Citigroup Inc., Senior Notes	6.375%	8/12/14	300,000	328,540
Citigroup Inc., Senior Notes	5.500%	10/15/14	470,000	500,978
Citigroup Inc., Senior Notes	6.010%	1/15/15	200,000	215,650
Citigroup Inc., Senior Notes	6.000%	8/15/17	2,250,000	2,414,835
Citigroup Inc., Senior Notes	8.500%	5/22/19	500,000	612,371
Citigroup Inc., Senior Notes	6.875%	3/5/38	3,000,000	3,259,395
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,350,000	1,685,231
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	790,000	889,393
General Electric Capital Corp., Senior Notes	5.500%	1/8/20	1,080,000	1,184,123
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	2,540,000	2,983,047
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.750%	6/15/11	500,000	501,875
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	810,000	820,125
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	130,000	133,900	(a)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	670,000	688,425	(a)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,821,957
Total Diversified Financial Services				22,883,056
Insurance — 3.5%
ACE INA Holdings Inc., Senior Notes	5.600%	5/15/15	1,300,000	1,471,612
Chubb Corp., Senior Notes	5.750%	5/15/18	600,000	693,237
Chubb Corp., Senior Notes	6.500%	5/15/38	600,000	737,760
CNA Financial Corp., Senior Notes	5.875%	8/15/20	460,000	463,867
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	324,101
MetLife Inc., Senior Notes	6.817%	8/15/18	1,500,000	1,790,530
Nationwide Mutual Insurance Co., Notes	9.375%	8/15/39	520,000	633,455	(a)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	1,050,000	1,319,247	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	477,666
Total Insurance				7,911,475
Real Estate Investment Trusts (REITs) — 0.3%
Digital Realty Trust LP, Bonds	5.875%	2/1/20	40,000	42,479	(a)
WEA Finance LLC/WT Finance Aust Pty. Ltd., Senior Notes	6.750%	9/2/19	580,000	679,711	(a)
Total Real Estate Investment Trusts (REITs)				722,190
Thrifts & Mortgage Finance — 1.1%
Countrywide Financial Corp., Medium-Term Notes	5.800%	6/7/12	2,300,000	2,447,244
TOTAL FINANCIALS				70,457,305
HEALTH CARE — 6.8%
Health Care Equipment & Supplies — 0.5%
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	1,000,000	1,092,500	(b)
Health Care Providers & Services — 3.6%
Aetna Inc., Senior Notes	3.950%	9/1/20	860,000	852,617
AmerisourceBergen Corp., Senior Notes	4.875%	11/15/19	440,000	478,013
Humana Inc., Senior Notes	6.450%	6/1/16	1,000,000	1,108,825
Humana Inc., Senior Notes	7.200%	6/15/18	1,000,000	1,147,280
McKesson Corp., Senior Notes	6.500%	2/15/14	600,000	689,135
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	1,000,000	1,130,000	(c)
UnitedHealth Group Inc., Senior Notes	4.875%	2/15/13	1,300,000	1,390,763
WellPoint Inc., Notes	5.250%	1/15/16	1,200,000	1,345,684
WellPoint Inc., Senior Notes	4.350%	8/15/20	140,000	144,509
Total Health Care Providers & Services				8,286,826
Life Sciences Tools & Services — 0.3%
Life Technologies Corp., Senior Notes	6.000%	3/1/20	650,000	743,297
Pharmaceuticals — 2.4%
GlaxoSmithKline Capital Inc., Senior Bonds	5.650%	5/15/18	1,500,000	1,784,226

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals — continued
Pfizer Inc., Senior Notes	7.200%	3/15/39	$560,000	$784,921
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	1,100,000	1,336,171	(a)
Wyeth, Notes	5.950%	4/1/37	1,300,000	1,570,958
Total Pharmaceuticals				5,476,276
TOTAL HEALTH CARE				15,598,899
INDUSTRIALS — 5.5%
Aerospace & Defense — 0.6%
BAE Systems Holdings Inc., Senior Notes	5.200%	8/15/15	420,000	463,118	(a)
L-3 Communications Corp., Senior Notes	5.200%	10/15/19	380,000	409,593
L-3 Communications Corp., Senior Subordinated Notes	5.875%	1/15/15	100,000	102,375
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	460,000	473,225
Total Aerospace & Defense				1,448,311
Air Freight & Logistics — 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	877,766
Airlines — 2.4%
American Airlines Pass-Through Trust, Secured Notes	7.858%	4/1/13	1,725,000	1,805,212
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	190,000	199,500
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	810,000	882,900
Delta Air Lines, Pass-Through Trust, Senior Secured Notes	7.750%	12/17/19	531,149	573,641
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.570%	11/18/10	1,500,000	1,515,000
United Airlines, Pass-Through Trust, Secured Notes	9.750%	1/15/17	237,931	264,104
United Airlines, Pass-Through Trust, Senior Secured Notes	10.400%	11/1/16	214,395	237,979
Total Airlines				5,478,336
Commercial Services & Supplies — 1.3%
Avery Dennison Corp., Senior Notes	5.375%	4/15/20	420,000	466,594
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	247,401
Republic Services Inc., Senior Notes	5.000%	3/1/20	490,000	531,455
Republic Services Inc., Senior Notes	5.250%	11/15/21	580,000	645,786
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	1,000,000	1,095,000	(a)
Total Commercial Services & Supplies				2,986,236
Industrial Conglomerates — 0.4%
Hutchison Whampoa International Ltd., Notes	4.625%	9/11/15	950,000	1,005,962	(a)
Road & Rail — 0.4%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	650,000	782,438
TOTAL INDUSTRIALS				12,579,049
INFORMATION TECHNOLOGY — 1.2%
Electronic Equipment, Instruments & Components — 0.8%
Agilent Technologies Inc., Senior Notes	5.000%	7/15/20	1,130,000	1,201,895
Corning Inc., Senior Notes	5.750%	8/15/40	630,000	677,759
Total Electronic Equipment, Instruments & Components				1,879,654
IT Services — 0.2%
Mantech International Corp., Senior Notes	7.250%	4/15/18	540,000	553,500
Semiconductors & Semiconductor Equipment — 0.2%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	360,000	422,004
TOTAL INFORMATION TECHNOLOGY				2,855,158
MATERIALS — 6.0%
Containers & Packaging — 0.7%
Ball Corp., Senior Notes	6.625%	3/15/18	180,000	185,400
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	1,300,000	1,321,125
Total Containers & Packaging				1,506,525

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining — 4.2%
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	$2,770,000	$3,078,631
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	2,000,000	2,737,408
Southern Copper Corp., Senior Notes	5.375%	4/16/20	260,000	275,174
Vale Overseas Ltd., Notes	6.875%	11/21/36	2,100,000	2,396,425
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	1,000,000	1,094,118	(a)
Total Metals & Mining				9,581,756
Paper & Forest Products — 1.1%
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	500,000	408,750
PE Paper Escrow GmbH, Senior Secured Notes	12.000%	8/1/14	1,030,000	1,164,450	(a)
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	1,000,000	1,060,000
Total Paper & Forest Products				2,633,200
TOTAL MATERIALS				13,721,481
TELECOMMUNICATION SERVICES — 10.3%
Diversified Telecommunication Services — 7.8%
AT&T Inc., Global Notes	5.600%	5/15/18	2,000,000	2,323,116
AT&T Inc., Global Notes	6.550%	2/15/39	650,000	772,994
British Telecommunications PLC, Bonds	9.875%	12/15/30	2,000,000	2,751,498
Deutsche Telekom International Finance BV, Bonds	8.750%	6/15/30	800,000	1,125,691
Embarq Corp., Notes	7.995%	6/1/36	1,500,000	1,555,846
France Telecom SA, Senior Notes	5.375%	7/8/19	1,000,000	1,153,563
Intelsat Corp., Senior Notes	9.250%	8/15/14	1,000,000	1,035,000
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	1,000,000	1,398,964
Qwest Corp., Senior Notes	7.875%	9/1/11	500,000	529,375
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	1,000,000	1,126,382
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,220,000	1,317,216
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	410,000	494,777
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	1,500,000	1,545,855
Verizon Communications Inc., Senior Notes	8.950%	3/1/39	430,000	640,567
Total Diversified Telecommunication Services				17,770,844
Wireless Telecommunication Services — 2.5%
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	8.500%	11/15/18	2,000,000	2,701,530
Crown Castle Towers LLC, Senior Secured Notes	4.883%	8/15/20	690,000	716,587	(a)
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	1,000,000	1,232,422
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,250,000	1,210,938
Total Wireless Telecommunication Services				5,861,477
TOTAL TELECOMMUNICATION SERVICES				23,632,321
UTILITIES — 7.3%
Electric Utilities — 5.7%
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	600,000	705,707
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	743,504
FirstEnergy Corp., Notes	7.375%	11/15/31	2,230,000	2,477,289
FirstEnergy Solutions Corp., Senior Notes	4.800%	2/15/15	730,000	779,137
IPALCO Enterprises Inc., Senior Secured Notes	7.250%	4/1/16	1,030,000	1,081,500	(a)
MidAmerican Energy Holdings Co., Bonds	6.125%	4/1/36	1,000,000	1,159,733
MidAmerican Energy Holdings Co., Senior Notes	5.750%	4/1/18	1,000,000	1,159,127
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	800,000	1,057,512
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	820,000	947,640
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	2,000,000	2,085,000
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	500,000	769,188
Total Electric Utilities				12,965,337
Gas Utilities — 0.8%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	1,500,000	1,798,555
Independent Power Producers & Energy Traders — 0.5%
AES Corp., Senior Notes	8.000%	6/1/20	1,100,000	1,160,500

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multi-Utilities — 0.3%
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	$500,000	$682,355
TOTAL UTILITIES				16,606,747
TOTAL CORPORATE BONDS & NOTES (Cost — $190,931,526)				214,725,555
COLLATERALIZED SENIOR LOANS — 4.0%
CONSUMER DISCRETIONARY — 0.9%
Diversified Consumer Services — 0.4%
Thomson Learning, Term Loan B	3.030%	7/3/14	989,822	881,054	(d)
Hotels, Restaurants & Leisure — 0.5%
Venetian Macau, Term Loan B	5.040%	5/25/12	456,605	450,205	(d)
Venetian Macau, Term Loan B	5.040%	5/27/13	790,503	779,422	(d)
Total Hotels, Restaurants & Leisure				1,229,627
TOTAL CONSUMER DISCRETIONARY				2,110,681
FINANCIALS — 0.4%
Diversified Financial Services — 0.4%
CCM Merger Inc., Term Loan B	8.500%	7/13/12	962,432	956,417	(d)
HEALTH CARE — 0.4%
Health Care Equipment & Supplies — 0.4%
Fenwal Inc., Term Loan	2.510 - 2.549%	2/28/14	144,938	125,734	(d)
Fenwal Inc., Term Loan	2.510 - 2.549%	2/28/14	845,594	733,552	(d)
TOTAL HEALTH CARE				859,286
INDUSTRIALS — 0.8%
Airlines — 0.4%
Delta Air Lines Inc., Credit-Linked Deposit Facility	2.198 - 2.279%	4/30/12	989,796	951,441	(d)
Commercial Services & Supplies — 0.4%
Nielsen Finance LLC, Term Loan	4.045%	5/2/16	987,500	946,413	(d)
TOTAL INDUSTRIALS				1,897,854
INFORMATION TECHNOLOGY — 0.4%
IT Services — 0.4%
First Data Corp., Term Loan B2	3.010 - 3.014%	9/24/14	948,522	811,521	(d)
MATERIALS — 0.4%
Containers & Packaging — 0.4%
Berry Plastics Group Inc., Term Loan C	2.318 - 2.376%	4/3/15	987,245	904,070	(d)
TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.4%
Level 3 Communications Inc., Term Loan	2.529 - 2.777%	3/13/14	1,000,000	899,063	(d)
UTILITIES — 0.3%
Independent Power Producers & Energy Traders — 0.3%
Energy Future Holdings, Term Loan B3	3.795 - 4.033%	10/10/14	987,310	748,133	(d)
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $8,748,136)				9,187,025
SOVEREIGN BONDS — 1.0%
Russia — 1.0%
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	1,000,000	1,142,500	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	920,000	1,094,892	(a)
TOTAL SOVEREIGN BONDS (Cost — $1,935,661)				2,237,392

			SHARES
PREFERRED STOCKS — 0.1%
FINANCIALS — 0.1%
Commercial Banks — 0.1%
Santander Finance Preferred SA Unipersonal (Cost - $219,197)	10.500%		7,725	224,180
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $201,834,520)				226,374,152

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $269,551)	0.220 - 0.240%	5/9/11	$270,000	$269,644	(e)(f)
TOTAL INVESTMENTS — 99.0% (Cost — $202,104,071#)				226,643,796
Other Assets in Excess of Liabilities — 1.0%				2,235,020
TOTAL NET ASSETS — 100.0%				$228,878,816
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(d)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$214,725,555	—	$214,725,555
Collateralized mortgage obligations	—	9,187,025	—	9,187,025
Sovereign bonds	—	2,237,392	—	2,237,392
Preferred stocks	$224,180	—	—	224,180
Total long-term investments	$224,180	$226,149,972	—	$226,374,152
Short-term investments†	—	269,644	—	269,644
Total investments	$224,180	$226,419,616	—	$226,643,796
Other financial instruments:
Futures contracts	(128,438)	—	—	(128,438)
Total	$95,742	$226,419,616	—	$226,515,358

†See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investments

At August 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,833,693
Gross unrealized depreciation	(293,968)
Net unrealized appreciation	$24,539,725

At August 31, 2010, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Sell:
U.S. Treasury 2-Year Notes	3	12/10	$657,365	$657,422	$(57)
U.S. Treasury 5-Year Notes	15	12/10	1,795,123	1,804,804	(9,681)
U.S. Treasury 10-Year Notes	158	12/10	19,740,744	19,848,750	(108,006)
U.S. Treasury 30-Year Bonds	14	12/10	1,879,744	1,890,438	(10,694)
Net unrealized loss on open futures contracts					$(128,438)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s investments categorized by risk exposure at August 31, 2010.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	—	$(128,438)

During the period ended August 31, 2010, the volume of derivative activity for the fund was as follows:

Average Market Value
Futures contracts (to sell)	$7,217,857

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund.  Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties.  These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV.  The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  October 25, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  October 25, 2010